Business Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Allocation Of Purchase Price Value Of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the identifiable assets acquired and liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,794.8
All other assets	302.3

Total assets acquired	$4,358.8
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(945.4)
Noncontrolling interests	(109.9)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

The preliminary fair value of the assets acquired and the liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,801.5
All other assets	302.3

Total assets acquired	$4,365.5
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(948.7)
Noncontrolling interests	(113.3)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

Fair Values Of Intangible Assets

The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

The preliminary fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

Crivo
Allocation Of Purchase Price Value Of Assets Acquired and Liabilities Assumed

During 2012, we finalized the allocation of the purchase price. The fair value of the net assets acquired and the liabilities assumed as of December 28, 2011, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable and other current assets	$1.7
Property and equipment	10.8
Identifiable intangible assets	20.2
Goodwill(1)	35.2

Total assets acquired	$67.9
Total liabilities assumed	(12.0)

Net assets of acquired company	$55.9
Less: noncontrolling interests	(11.2)

Purchase price of 80% ownership interest	$44.7

(1)

For tax purposes, none of the goodwill was initially tax deductible. However, as part of a restructuring in March 2012, Crivo merged with a holding company and the entire amount of goodwill shown above became tax deductible.

Fair Values Of Intangible Assets

assets valued, including discounted cash flow and market-based approaches. The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Customer relationships	$16.7	19 years
Trademarks and tradenames	1.1	20 years
Noncompete agreements	2.4	8 years

Total identifiable intangible assets	$20.2